Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 10, 2015
Prospectus Date	Jul. 10, 2015
Hatteras Disciplined Opportunity Fund | Class A
Prospectus:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	HDOIX